Summary of Common Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Preferred Stock [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at beginning		95,725,000	0
Outstanding at beginning		$ 0.02
Weighted average remaining years			4 years 9 months
Issued	183	366	100,000,000
Issued	$ 1.00	$ 1.00	$ 0.02
Exercised	0	0
Exercised
Forfeited, extinguished and cancelled	0	0	(4,275,000)
Forfeited, extinguished and cancelled			$ 0.02
Weighted average remaining years			4 years 9 months
Outstanding at ending			95,725,000
Outstanding at ending			$ 0.02
Weighted average remaining years	9 years 10 months 17 days	10 years	4 years 9 months
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at beginning	95,725,000
Outstanding at beginning	$ 0.02
Weighted average remaining years	4 years 6 months	4 years 9 months
Issued
Issued
Exercised
Exercised
Forfeited, extinguished and cancelled	(13,025,000)
Forfeited, extinguished and cancelled	$ 0.02
Weighted average remaining years	4 years 9 months
Outstanding at ending	82,700,000	95,725,000
Outstanding at ending	$ 0.02	$ 0.02